Note 3 - Fair Value Measurements (Details Textual) - EBP 42-1623692 006 [Member]	Dec. 31, 2025
EBP, Employer, Common Stock [Member]
EBP, Investment, Valuation Technique [Extensible Enumeration]	Valuation, Market Approach [Member]
Mutual Fund [Member]
EBP, Investment, Valuation Technique [Extensible Enumeration]	Valuation, Market Approach [Member]
Common Collective Trust [Member]
EBP, Investment, Valuation Technique [Extensible Enumeration]	Valuation, Market Approach [Member]